Post-retirement defined benefit schemes - Principal Assumptions (Details)	Jun. 30, 2019	Dec. 31, 2018
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Principal Actuarial and Financial Assumptions Used in Valuations of Defined Benefit Pension Schemes [Line Items]
Discount rate	2.33%	2.90%
Rate of inflation:
Rate of salary increases	0.00%	0.00%
Weighted-average rate of increase for pensions in payment	2.73%	2.73%
RPI [Member]
Rate of inflation:
Price Index	3.19%	3.20%
CPI [Member]
Rate of inflation:
Price Index	2.14%	2.15%